Premises and Equipment - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment
Total	$ 59,699	$ 62,333
Less accumulated depreciation	29,736	31,167
Premises and equipment, net	29,963	31,166
Land and land improvements
Property, Plant and Equipment
Total	7,854	9,190
Buildings and improvements
Property, Plant and Equipment
Total	32,177	36,401
Furniture and equipment
Property, Plant and Equipment
Total	12,344	13,675
Operating leases - right of use asset
Property, Plant and Equipment
Total	5,352	2,796
Construction in progress
Property, Plant and Equipment
Total	$ 1,972	$ 271